Loans and advances to clients	12 Months Ended
Dec. 31, 2021
Loans and advances to clients

9.	Loans and advances to clients

a) Breakdown

The breakdown, by classification, of the balances of “Loans and advances to clients” in the consolidated financial statements is as follows:

Thousand of reais	2021	2020	2019

Classification:
Non-trading financial assets mandatorily measured at fair value through profit or loss	392,455	60,808	-
Loans and receivables	-	-	-
Financial assets measured at amortized cost	464,451,587	393,707,229	326,699,480
Of which:
Loans and receivables at amortized cost	492,962,247	417,761,218	347,256,660
Impairment losses	(28,510,660)	(24,053,989)	(20,557,180)
Loans and advances to customers, net	464,844,042	393,768,037	326,699,480
Loans and advances to customers, gross	493,354,702	417,822,026	347,256,660

Thousand of reais	2021	2020	2019

Type:
Loans operations (1)	457,384,432	390,941,415	329,910,319
Lease Portfolio	2,532,048	2,096,240	2,111,842
Repurchase agreements	6,044,808	4,530,041	10,500
Other receivables (2)	27,393,414	20,254,330	15,223,999
Total	493,354,702	417,822,026	347,256,660
(1)	Includes loans and other loans with credit characteristics.
(2)	Refers substantially to Foreign Exchange Transactions and Other Receivables with credit granting characteristics.

Note 43-d contains details of the residual maturity periods of financial assets measured at the corresponding amortized cost. There are no loans and advances to customers in significant amounts without fixed maturity dates.

b) Detail

Below, the details, by condition and type of credit, debtor sector and interest rate formula, of loans and advances to customers, which reflect the Bank's exposure to credit risk in its main activity, gross of reduction losses to recoverable value:

Thousand of reais	2021	2020	2019
Loan borrower sector:
Commercial, and industrial	215,967,128	191,281,653	145,387,439
Real estate-construction	54,738,606	45,791,869	39,720,713
Installment loans to individuals	220,115,963	178,652,145	160,036,668
Lease financing	2,533,004	2,096,359	2,111,840
Total	493,354,702	417,822,026	347,256,660

Thousand of reais	2021	2020	2019
Interest rate formula:
Fixed interest rate	337,583,246	292,884,352	258,760,620
Floating rate	155,771,456	124,937,674	88,496,040
Total	493,354,702	417,822,026	347,256,660

								2021
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	165,729,422	61.37%	73,723,212	45.81%	8,221,617	13.18%	247,674,251	50.20%

Real estate	3,985,684	1.48%	10,137,988	6.30%	40,614,935	65.12%	54,738,607	11.10%
Installment loans to individuals	99,050,959	36.68%	75,832,619	47.12%	13,525,262	21.69%	188,408,840	38.19%

Lease financing	1,284,868	0.48%	1,238,498	0.77%	9,638	0.02%	2,533,004	0.51%
Loans and advances to customers, gross	270,050,934	100.00%	160,932,317	100.00%	62,371,452	100.00%	493,354,702	100.00%

								2020
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	127,569,542	58.23%	60,190,422	40.94%	3,521,688	6.81%	191,281,652	45.78%

Real estate	3,419,553	1.56%	8,973,495	6.10%	33,398,822	64.54%	45,791,870	10.96%
Installment loans to individuals	87,174,594	39.79%	76,667,187	52.15%	14,810,364	28.62%	178,652,145	42.76%

Lease financing	899,055	0.41%	1,182,713	0.80%	14,591	0.03%	2,096,359	0.50%
Loans and advances to customers, gross	219,062,744	100.00%	147,013,817	100.00%	51,745,465	100.00%	417,822,026	100.00%

								2019
Debt Sector by Maturity	Less than 1 year	% of total	Between 1 and 5 years	% of total	More than 5 years	% of total	Total	% of total

Commercial and industrial	102,083,249	54.83%	39,408,727	33.44%	3,895,463	9.01%	145,387,439	41.87%

Real estate	3,633,231	1.95%	8,145,568	6.91%	27,941,913	64.65%	39,720,713	11.44%
Installment loans to individuals	79,624,744	42.76%	69,034,596	58.58%	11,377,328	26.33%	160,036,668	46.09%

Lease financing	855,624	0.46%	1,252,673	1.06%	3,543	0.01%	2,111,840	0.61%
Loans and advances to customers, gross	186,196,848	100.00%	117,841,564	100.00%	43,218,247	100.00%	347,256,660	100.00%

Thousand of reais	2021	2020	2019

Maturity
Less than 1 year	270,050,934	219,062,744	186,196,849
Between 1 and 5 years	160,932,317	147,013,817	117,841,564
More than 5 years	62,371,451	51,745,465	43,218,247
Loans and advances to customers, gross	493,354,702	417,822,026	347,256,660

Internal risk classification
Low	374,505,212	347,315,357	257,133,115
Medium-low	79,216,725	24,277,404	56,549,196
Medium	14,589,977	26,231,871	11,754,806
Medium - high	9,413,110	3,896,457	8,512,386
High	15,629,678	16,100,937	13,307,156
Loans and advances to Customers, gross	493,354,702	417,822,026	347,256,660

c) Impairment losses

The tables below show the reconciliations of the beginning and ending balances of the allowance for losses by category of financial instrument. The terms expected credit losses over 12 months, expected credit losses over their useful life and impairment losses are explained in the accounting practices note.

The changes in provisions for impairment losses in the balances of the item "Financial assets measured at amortized cost" are as follows:

Considering the amounts recognized in "Loss due to impairment of the amount of the recoverable value against the result" and the "Recoveries of loans written off as loss", and "PDD of Avals", the "Loss with financial assets - Financial assets measured at amortized cost" totaled in December 31, 2021, R$17,112,734 (2020 - R$17,450,188 and 2019 - R$13,369,905).

Thousand of reais				2021
	Stage 1	Stage 2	Stage 3
	Credit losses expected in 12 months	Expected credit losses over a useful life not subject to impairment	Expected credit losses during the useful life subject to impairment	Total

Balance at beginning of year	5,837,199	4,928,606	14,874,684	25,640,489
Impairment losses charged to income for the year	3,200,608	4,883,553	8,902,534	16,986,695
Transfers between stages	(553,054)	31,154	10,221,329	9,699,429
Movement of the period	3,753,662	4,852,399	(1,318,795)	7,287,266
Of which:
Commercial and industrial	347,359	1,779,043	1,213,907	3,340,309
Real estate-construction	4,411	(50,798)	162,418	116,031
Installment loans to individuals	2,851,686	3,155,946	7,524,183	13,531,815
Lease financing	(2,848)	(638)	2,026	(1,460)
Variation by Stage	(2,060,142)	(4,058,304)	6,118,446	-
Write-off of impaired balances against recorded impairment allowance	-	-	(12,903,807)	(12,903,807)
Of which:
Commercial and industrial	-	-	(5,153,345)	(5,153,345)
Real estate-construction	-	-	(166,579)	(166,579)
Installment loans to individuals	-	-	(7,575,967)	(7,575,967)
Lease financing	-	-	(7,916)	(7,916)

Balance at end of year	6,977,664	5,753,855	16,991,855	29,723,376
Of which:
Loans and advances to customers	6,861,404	5,703,285	15,945,970	28,510,659
Loans and amounts due from credit institutions (Note 5)	21,825	-	-	21,825
Provision for Debt Instruments (Note 6)	94,435	50,570	1,045,887	1,190,892

Recoveries of loans previously charged off	-	-	1,536,336	1,536,336
Of which:
Commercial and industrial	-	-	462,523	462,523
Real estate-construction	-	-	64,257	64,257
Installment loans to individuals	-	-	1,002,257	1,002,257
Lease financing	-	-	7,299	7,299
Discount granted	-	-	(1,662,375)	(1,662,375)

Thousand of reais	2021	2020	2019
Balance at beginning of year	25,640,489	22,625,750	22,969,315
Impairment losses charged to income for the year	16,986,695	18,311,441	14,361,382
Of which:
Commercial and industrial	3,340,309	6,918,671	2,376,910
Real estate-construction	116,031	81,415	94,957
Installment loans to individuals	13,531,815	11,308,689	11,866,475
Lease financing	(1,460)	2,666	23,040
Write-off of impaired balances against recorded impairment allowance	(12,903,808)	(15,296,703)	(14,704,948)
Of which:
Commercial and industrial	(5,153,346)	(4,616,722)	(5,713,369)
Real estate-construction	(166,579)	(232,262)	(108,294)
Installment loans to individuals	(7,575,967)	(10,433,131)	(8,834,391)
Lease financing	(7,916)	(14,588)	(48,893)
Balance at end of year	29,723,376	25,640,488	22,625,750
Of which:
Loans and advances to customers	28,510,659	24,053,989	20,557,180
Loans and amounts due from credit institutions (Note 5)	21,825	9,065	13,543
Provision for Debt Instruments (Note 6)	1,190,892	1,577,435	2,055,027

Recoveries of loans previously charged off	1,536,336	861,253	991,476
Of which:
Commercial and industrial	462,523	422,023	519,594
Real estate-construction	64,257	55,631	46,639
Installment loans to individuals	1,002,257	370,491	417,477
Lease financing	7,299	13,107	7,767

Considering the amounts recognized in “Loss due to impairment of income against income” and “Recoveries of loans written off as loss”, and “Available allowances” the “Losses on financial assets - Financial assets measured at amortized cost” totaled in December 31, 2021, R$17,112,734 (2020- R$17,450,188 and 2019 - R$13,369,905).

Thousand of reais	2021	2020	2019

Commercial and industrial	8,324,614	9,757,193	7,455,243
Real estate - Construction	154,248	193,935	344,782
Installment loans to individuals	21,240,296	15,675,765	14,800,208
Lease financing	4,218	13,594	25,517
Total	29,723,376	25,640,488	22,625,750

d) Impaired assets

The details of the changes in the balance of the financial assets classified as “Loans and receivables – loans and advances to clients” (as defined at Note 1.i) and considered to be impaired due to credit risk are as follows:

Thousand of reais	2021	2020	2019

Balance at beginning of year	23,176,039	23,426,076	22,425,801
Net additions	18,428,727	14,757,908	16,000,733
Written-off assets	(14,681,454)	(15,007,946)	(15,000,458)
Balance at end of year	26,923,312	23,176,039	23,426,076

Following is a detail of the financial assets considered to be impaired classified by age of the oldest past-due amount:

Thousand of reais	2021	2020	2019

With no Past-Due Balances or Less than 3 Months Past Due	12,885,506	12,966,813	11,729,920
With Balances Past Due by
3 to 6 Months	4,717,302	3,049,974	3,961,042
6 to 12 Months	6,866,628	4,798,859	5,721,762
12 to 18 Months	1,253,046	1,243,809	985,476
18 to 24 Months	659,702	607,527	523,441
More than 24 Months	541,129	509,056	504,435
Total	26,923,312	23,176,039	23,426,076

Thousand of reais	2021	2020	2019
Debt Sector
Commercial and industrial	11,439,692	10,558,213	10,072,655
Real estate - Construction	470,115	456,130	826,863
Installment loans to individuals	14,996,152	12,144,238	12,497,179
Lease financing	17,353	17,458	29,379
Total	26,923,312	23,176,039	23,426,076

e) Loan past due for less than 90 days but not classified as impaired

Thousand of reais	2021	% of total loans past due for less than 90 days	2020	% of total loans past due for less than 90 days	2019	% of total loans past due for less than 90 days

Commercial and industrial	4,892,277	20.68%	5,131,885	25.80%	3,517,086	15.42%
Real estate - Construction	3,605,641	15,24%	3,085,498	15.51%	5,781,977	25.35%
Installment loans to individuals	15,150,254	64.04%	11,660,666	58.62%	13,489,513	59.13%
Financial Leasing	10,961	0,05%	13,292	0.07%	24,325	0.11%
Total (1)	23,659,133	100.00%	19,891,340	100.00%	22,812,900	100.00%
(1)	Refers exclusively to loans between 1 and 90 days.

f) Lease at present value

As at December 31, 2021, 2020 and 2019 there were no leasing agreements or commitments that are considered individually relevant.

Breakdown by maturity

Gross investment in lease transactions

Thousand of reais	2021	2020	2019

Overdue	3,531	2,740	3,233
Due to:
Up to 1 year	1,067,567	952,172	978,748
From 1 to 5 years	1,642,506	1,394,525	1,442,244
Over 5 years	132,459	20,128	4,014
Total	2,846,063	2,369,565	2,428,239

g) Transfer of financial assets with retention of risks and benefits

On December 31, 2021, the amount recorded on “Loans and advances to clients” related to loan portfolio assigned is R$40,790 (2020 - R$ 55,284 and 2019 - R$ 76,028) and R$40,511 (2020 - R$55,105 and 2019 - R$75,500) of “Other financial liabilities - Financial Liabilities Associated with Assets Transfer” (Note 20).

The assignment operation was carried out with a co-obligation clause, with compulsory repurchase in the following situations:

- defaulted contracts for a period of more than 90 consecutive days;

- contracts subject to renegotiation;

- contracts subject to portability, pursuant to Resolution 3,401 of the National Monetary Council (CMN);

- contracts subject to intervention.